Amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities held-to-maturity (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 142,817	$ 125,383
Gross Unrealized Gains	1,878	825
Gross Unrealized Losses	462	954
Fair Value	144,233	125,254
Weighted Average Yield	4.82%	4.28%
Within One Year From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	2,670
Fair Value	2,678
More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	47,585
Fair Value	48,117
More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	18,780
Fair Value	19,641
More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	73,782
Fair Value	73,797
US Treasury Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
US Treasury Securities [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
US Treasury Securities [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
US Treasury Securities [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
US Treasury Securities [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	160
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	9
Fair Value	0	151
Weighted Average Yield	0.00%	5.45%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	160
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	9
Fair Value	0	151
Weighted Average Yield	0.00%	5.45%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	140	0
Gross Unrealized Gains	4	0
Gross Unrealized Losses	0	0
Fair Value	144	0
Weighted Average Yield	5.45%	0.00%
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	140	0
Gross Unrealized Gains	4	0
Gross Unrealized Losses	0	0
Fair Value	144	0
Weighted Average Yield	5.45%	0.00%
Other Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	26,500	26,250
Gross Unrealized Gains	31	83
Gross Unrealized Losses	0	0
Fair Value	26,531	26,333
Weighted Average Yield	3.38%	3.41%
Other Securities [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	250	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	250	0
Weighted Average Yield	0.86%	0.00%
Other Securities [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	26,250	26,250
Gross Unrealized Gains	31	83
Gross Unrealized Losses	0	0
Fair Value	26,281	26,333
Weighted Average Yield	3.40%	3.41%
Other Securities [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Other Securities [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
US Government Sponsored Enterprises Debt Securities Member
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
US Government Sponsored Enterprises Debt Securities Member | Within One Year From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
US Government Sponsored Enterprises Debt Securities Member | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
US Government Sponsored Enterprises Debt Securities Member | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
US Government Sponsored Enterprises Debt Securities Member | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Puerto Rico States And Political Subdivisions Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	116,177	98,973
Gross Unrealized Gains	1,843	742
Gross Unrealized Losses	462	945
Fair Value	117,558	98,770
Weighted Average Yield	5.15%	4.51%
Puerto Rico States And Political Subdivisions Debt Securities [Member] | Within One Year From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	2,420	7,275
Gross Unrealized Gains	8	6
Gross Unrealized Losses	0	0
Fair Value	2,428	7,281
Weighted Average Yield	5.74%	2.24%
Puerto Rico States And Political Subdivisions Debt Securities [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	21,335	11,174
Gross Unrealized Gains	520	430
Gross Unrealized Losses	19	0
Fair Value	21,836	11,604
Weighted Average Yield	3.63%	5.80%
Puerto Rico States And Political Subdivisions Debt Securities [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	18,780	18,512
Gross Unrealized Gains	866	266
Gross Unrealized Losses	5	90
Fair Value	19,641	18,688
Weighted Average Yield	6.03%	5.99%
Puerto Rico States And Political Subdivisions Debt Securities [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	73,642	62,012
Gross Unrealized Gains	449	40
Gross Unrealized Losses	438	855
Fair Value	$ 73,653	$ 61,197
Weighted Average Yield	5.35%	4.11%